Summary of Significant Accounting Policies - Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies and General Information [Line Items]
Additional paid-in capital	$ 458,270	$ 446,202
Statutory reserves	5,132	5,132
China [Member]
Accounting Policies and General Information [Line Items]
Registered capital	112,435	54,467
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	$ 117,728	$ 59,760